ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 shares
REFERRED SHARES
Authorized capital | $		$ 10
Ordinary shares, shares authorized		500,000,000	500,000,000					500,000,000
Ordinary shares, par value | $ / shares		$ 0.00002						$ 0.00002
Ordinary shares, shares issued		209,551,893	211,083,301		209,920,447		204,135,029	211,083,301	209,920,447	193,770,753
Ordinary shares, shares outstanding		209,429,353	205,509,057		208,560,447		201,189,189	205,509,057	208,560,447	190,824,913
Treasury stock at cost, shares		122,540	5,574,244		1,360,000		2,945,840	5,574,244	1,360,000	2,945,840
Principal amount of debt converted	¥ 0	$ 0	¥ 465,167	$ 55,200	¥ 247,290	$ 14,100
Exercise of share option			158,000	158,000
Amount of conversion of convertible securities | ¥			¥ 465,167		¥ 247,290
Ordinary shares issued upon a conversion of convertible securities (in shares)			11,994,720	11,994,720	2,938,412	2,938,412
Vesting of restricted share units (in shares)	4,042,836	4,042,836	5,822,846	5,822,846	5,792,846	5,792,846
Repurchase of ordinary shares | ¥	¥ 3,970		¥ 874,964		¥ 79,282
2024 Convertible Notes
REFERRED SHARES
Principal amount of debt converted | $				$ 55,200
Amount of conversion of convertible securities | $				$ 55,200		$ 14,100
Ordinary shares issued upon a conversion of convertible securities (in shares)			11,994,720	11,994,720	2,938,412	2,938,412
Carrying amount of the converted notes upon the conversions			¥ 664,000		¥ 301,000			$ 94,000	$ 44,000
American Depositary Shares
REFERRED SHARES
Treasury stock, shares, acquired					340,000	340,000
Treasury stock, value, acquired, cost method | ¥					¥ 79,000
Repurchase of ordinary shares (in shares)	30,635	30,635	5,256,739	5,256,739
Repurchase of ordinary shares	¥ 4,000	$ 500	¥ 875,000	$ 123,000
Repurchase of shares cancelled and retired	1,393,561	1,393,561	4,203,178	4,203,178
Other Common Stock
REFERRED SHARES
Treasury stock, shares, acquired					1,360,000	1,360,000
Repurchase of ordinary shares (in shares)	122,540	122,540	21,026,956	21,026,956
Repurchase of shares cancelled and retired	5,574,244	5,574,244	16,812,712	16,812,712
Employee Stock Option
REFERRED SHARES
Exercise of share option							10,364,276